UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21502

RMR HOSPITALITY AND REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Robert N. Hickey, Esq.
Sullivan & Worcester LLP
Thomas M. O’Brien, President	1666 K Street, NW
RMR Hospitality and Real Estate Fund	Washington, DC 20006
400 Centre Street
Newton, Massachusetts 02458	Thomas J. Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Company	American Capital Strategies, LTD.
Ticker:	ACAS	Cusip:	024937104
Meeting Date:	5/11/2006	Record Date:	3/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Philip R. Harper, (2) Kenneth D. Peterson, (3) Malon Wilkus.	For	For	Management
2.00	Approval of American Capital Strategies, LTD’s 2006 stock option plan.	For	For	Management
3.00	Approval of American Capital Strategies, LTD’s incentive bonus plan, including the plan’s investment in American Capital Strategies, LTD. Common stock.	For	For	Management
4.00	Ratification of appointment of Ernst & Young LLP as auditors of American Capital Strategies, LTD. For the year ending December 31, 2006.	For	For	Management

Company	American Mortgage Acceptance Company
Ticker:	AMC	Cusip:	027568104
Meeting Date:	6/14/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Jeff T. Blau, (2) Alan P. Hirmes, (3) Scott M. Mannes, (4) Stanley R. Perla, (5) Richard M. Rosan	For	For	Management

Company	Apartment Investment and Investment Co.
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	5/10/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees: (1) Terry Considine, (2) James N. Bailey, (3) Richard S. Ellwood, (4) J. Landis Martin, (5) Thomas L. Rhodes, (6) Michael A. Stein.	For	For	Management
2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AIMCO for the fiscal year ending December 31, 2006.	For	For	Management
3.00	To approve the sale of high performance units.	For	Against	Management

Company	Ashford Hospitality Trust, Inc.
Ticker:	AHT	Cusip:	044103109
Meeting Date:	5/2/2006	Record Date:	3/6/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Archie Bennett, Jr., (2) Montgomery J. Bennett, (3) Martin L. Edelman, (4) W.D. Minami, (5) W. Michael Murphy, (6) Phillip S. Payne, (7) Charles P. Toppino.

		For	For	Management
2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	For	Management

Company	Associated Estates Realty Corp.
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/3/2006	Record Date:	3/15/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Albert T. Adams, (2) James M. Delaney, (3) Jeffrey I. Friedman, (4) Michael E. Gibbons, (5) Mark L. Milstein, (6) James A. Schoff, (7) Richard T. Schwarz.

		For	For	Management
2.00

To approve an amendment to the company’s code of regulations to allow the company to notify shareholders of record of shareholder meetings by electronic or other means of communication authorized by the shareholder.

		For	For	Management
3.00	To approve an amendment to the company’s code of regulations to allow shareholders and others entitled to vote at shareholders meetings to appoint proxies by verifiable non-written communications.	For	For	Management
4.00	To ratify the selection of the Pricewaterhousecoopers LLP as the company’s independent accountant for the company’s fiscal year ending December 31, 2006.	For	For	Management

Company	BNP Residential Properties, Inc.
Ticker:	BNP	Cusip:	05564T103
Meeting Date:	5/18/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) W. Michael Gilley, (2) Peter J. Weidhorn.	For	For	Management
2.00	Other Business: In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting or any adjournments.	For	For	Management

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	12/21/2005	Record Date:	11/15/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

Approval of the issue of Brandywine common shares under and as conteplated by the Agreement and plan of merger dated as of October 3, 2005, by and among Brandywine Realty Trust, Brandywine Operating Partnership, L.P., Brandywine Cognac I, LLC, Brandywine Cognac II, LLC, Prentiss Properties Trust and Prentiss Acquisition Partners L.P.

		For	For	Management

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368203
Meeting Date:	5/2/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

Election of the following nominees: (1) Walter D’Alessio, (2) D. Pike Aloian, (3) Thomas F. August, (4) Donald E. Axinn, (5) Wyche Fowler, (6) Michael J. Joyce, (7) Anthony A. Nichols Sr., (8) Michael V. Prentiss, (9) Charles P. Pizzi, (10) Gerard H. Sweeney.

		For	For	Management
2.00	Ratification of the audit committee’s appointment of Pricewaterhousecoopers, LLP as independent registered public accounting firm.	For	For	Management

Company	CarrAmerica Realty Corporation
Ticker:	CRE	Cusip:	144418100
Meeting Date:	7/11/2006	Record Date:	5/22/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

Approval of the merger of CarrAmerica Realty Corporation with and into Nantucket Acquisition Inc., the agreement and plan of merger, dated as of March 5, 2006, and the other transactions contemplated by the agreement and plan of merger, all as more fully described in the proxy statement.

		For	For	Management
2.00

Approval of any adjournments of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the merger, the merger agreement and the other transactions contemplated by the merger agreement.

		For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/26/2006	Record Date:	3/8/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for the election of the following nominees: (1) Carl F. Bailey (2) M. Miller Gorrie (3) William M. Johnson (4) Glade M. Knight (5) James K. Lowder (6) Thomas H. Lowder (7) Herbert A. Meisler (8) Claude B. Nielson (9) Harold W. Ripps (10) Donald T. Senterfitt (11) John W. Spiegel.

		For	For	Management
2.00	To ratify the appointment of PricewaterhouseCoopers LLP. As independent auditors for the fiscal year ending December 31, 2006.	For	For	Management

Company	Commercial Net Lease realty, Inc.
Ticker:	NNN	Cusip:	202218103
Meeting Date:	5/11/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the election of the following nominees (1) G.N. Beckwith III (2) Kevin B. HaBicht (3) Clifford R. Hinkle (4) Richard B. Jennings (5) Ted B. Lanier (6) Robert C. Legler (7) Craig Macnab (8) Robert Martinez.

		For	For	Management
2.00	To transact such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Cousins Properties Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/9/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Thomas D. Bell, Jr., (2) Erskine B. Bowles, (3) Richard W. Courts, II, (4) Thomas G. Cousins, (5) Lillian C. Giornelli, (6) S. Taylor Glover, (7) James H. Hance, Jr., (8) William B. Harrison, Jr., (9) Boone A. Knox, (10) William Porter Payne.

		For	For	Management
2.00	Proposal to amend the 1999 incentive stock plan to increase the number of shares available under the plan by 870,000.	For	For	Management
3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accountants for the fiscal year ending December 31, 2006.	For	For	Management

Company	Crescent Real Estate Equities Trust
Ticker:	CEI	Cusip:	225756105
Meeting Date:	5/8/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Richard E. Rainwater, (2) Anthony M. Frank, (3) William F. Quinn.	For	For	Management
2.00	To approve the appointment of Ernst & Young LLP as the independent auditors of the company for the fiscal year ending December 31, 2006.	For	For	Management

Company	Eagle Hospitality Properties Inc.
Ticker:	EHP	Cusip:	26959T102
Meeting Date:	5/3/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) William P Butler (2) J. William Blackham (3) Robert J Kohlhepp (4) Frank C. McDowell (5) Louis D. George (6) Thomas R. Engel (7) Thomas E. Costello (8) Thomas E. Banta (9) Paul S. Fisher.

		For	For	Management
2.00	To approve the ratification of the appointment of Ernst & Young LLP as independent auditors for the 2006 fiscal year.	For	For	Management

Company	EastGroup Properties, Inc.
Ticker:	EGP	Cusip:	277276101
Meeting Date:	5/31/2006	Record Date:	4/13/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) D. Pike Aloian, (2) H. C. Bailey, Jr., (3) Hayden C. Eaves, III, (4) Fredric H. Gould, (5) David H. Hoster II, (6) Mary E. McCormick, (7) David M. Osnos, (8) Leland R. Speed.

		For	For	Management

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/10/2006	Record Date:	2/15/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Morgan G. Earnest II, (2) James A. Olsen.	For	For	Management
2.00	Proposal to ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2006.	For	For	Management

Company	Equity Office Properties Trust
Ticker:	EOP	Cusip:	294741103
Meeting Date:	5/24/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Marilyn A. Alexander, (2) Thomas E. Dobrowski, (3) William M. Goodyear, (4) James D. Harper, Jr., (5) Richard D. Kincaid, (6) Sheli Z. Rosenberg, (7) Stephen I. Sadove, (8) Sally Susman, (9) J.H.W.R. Van Der Vlist, (10) Samuel Zell.

		For	For	Management
2.00	Ratification of the audit committee’s appointment of Ernst & Young LLP as independent auditors.	For	For	Management

Company	Extra Space Storage Inc.
Ticker:	EXR	Cusip:	30225T102
Meeting Date:	5/24/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Kenneth M. Woolley, (2) Anthony Fanticola, (3) Hugh W. Horne, (4) Spencer F. Kirk, (5) Joseph D. Margolis, (6) Roger B. Porter, (7) K. Fred Skousen.	For	For	Management
2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Feldman Mall Properties, Inc.
Ticker:	FMP	Cusip:	314308107
Meeting Date:	5/31/2006	Record Date:	4/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Lawrence Feldman, (2) James C. Bourg, (3) Lawrence S. Kaplan, (4) Bruce E. Moore, (5) Paul H. McDowell.	For	For	Management
2.00	Proposal to approve the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year 2006.	For	For	Management

Company	First Industrial Realty Trust, Inc.
Ticker:	FR	Cusip:	32054K103
Meeting Date:	5/17/2006	Record Date:	3/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) James F. Millar*, (2) John Rau **, (3) Robert J. Slater **, (4) W. Ed Tyler **.	For	For	Management

* Term, if elected, expires in 2007;
** Term, if elected, expires in 2009;

2.00	Approval of amendment No.1 to the 2001 stock incentive plan.	For	For	Management
3.00	Ratification of the appointment of Pricewaterhousecoopers LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Gables Residential Trust
Ticker:	GBP	Cusip:	362418105
Meeting Date:	9/29/2005	Record Date:	8/23/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Proposal to approve the merger of Gables Residential Trust with and into Bulldog Properties Trust.	For	For	Management

Company	Getty Realty Corp.
Ticker:	GTY	Cusip:	374297109
Meeting Date:	5/16/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1) M. Cooper, (2) P. Coviello, (3) L. Liebowitz, (4) H. Safenowitz, (5) W. Wintrub.	For	For	Management
2.00	The ratification of the appointment of the Pricewaterhousecoopers LLP as independent registered public accounting firm for the company for the fiscal year ended December 31, 2006.	For	For	Management
3.00	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting or any adjournment or postponement thereof.	For	For	Management

Company	Glenborough Realty Trust
Ticker:	GLB	Cusip:	37803P105
Meeting Date:	5/4/2006	Record Date:	2/28/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees: (1) Robert Batinovich, (2) Patrick Foley, (3) Keith Locker.	For	For	Management
2.00	To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm of the company.	For	For	Management

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302102
Meeting Date:	5/5/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Election of the following nominees: (1) Herbert Glimcher, (2) Howard Gross.	For	For	Management
2.00	Ratification of the appointment of BDO Seidman, LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	For	Management

Company	Health Care Property Investors, Inc.
Ticker:	HCP	Cusip:	421915109
Meeting Date:	5/11/2006	Record Date:	3/23/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Mary A. Cirillo-Goldberg, (2) Robert R. Fanning, Jr., (3) James F. Flaherty III, (4) David B. Henry, (5) Michael D. Mckee, (6) Harold M. Messmer, Jr., (7) Peter L. Rhein, (8) Kenneth B. Roath, (9) Richard M. Rosenberg, (10) Joseph P. Sullivan.

		For	For	Management
2.00	To approve the company’s 2006 performance incentive plan.	For	For	Management
3.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the fiscal year ending December 31, 2006.	For	For	Management
4.00	At their discretion, the proxies are authorized to consider and vote upon such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/4/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	Vote for election of the following nominees: (1) Pier C. Borra, (2) George L. Chapman, (3) Sharon M. Oster.	For	For	Management
2.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2006.	For	For	Management

Company	Healthcare Realty Trust Inc.
Ticker:	HR	Cusip:	421946104
Meeting Date:	5/9/2006	Record Date:	3/9/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following nominees (1) David R. Emery (2) Batey M. Gresham, Jr. (3) Dan S. Wilford (4) C.R. Fernandez (5) Errol L. Biggs, PhD (6) Bruce D. Sullivan.	For	For	Management
2.00	Proposal to ratify the appointment of BDO Siedman, LLP as the company’s independent auditors.	For	For	Management

Company	Heritage Property Investment
Ticker:	HTG	Cusip:	42725M107
Meeting Date:	5/12/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Kenneth K. Quigley, Jr., (2) William M. Vaughn III, (3) Ritchie E. Reardon, (4) Robert J. Watson.	For	For	Management

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825104
Meeting Date:	5/25/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Donald J. Landry, (2) Thomas S. Capello, (3) Jay H. Shah.	For	For	Management
2.00	Ratification of KPMG LLP as the company’s independent registered public accounting firm.	For	For	Management

Company	Highland Hospitality Corp.
Ticker:	HIH	Cusip:	430141101
Meeting Date:	5/23/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Bruce D. Wardinski, (2) James L. Francis, (3) John M. Elwood, (4) W. Reeder Glass, (5) John W. Hill, (6) Thomas A. Natelli, (7) Margaret A. Sheehan, (8) William L. Wilson.

		For	For	Management
2.00	Ratification of the appointment of KPMG LLP.	For	For	Management
3.00	Amendment and restatement of 2003 omnibus stock incentive plan.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	8/3/2006	Record Date:	6/1/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Thomas W. Adler, (2) Gene H. Anderson, (3) Kay N. Callison, (4) Sherry A. Kellett, (5) L. Glenn Orr, Jr., (6) O. Temple Sloan, Jr.	For	For	Management
2.00	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/4/2006	Record Date:	3/8/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

Vote for election of the following nominees: (1) William Balderston, III, (2) Josh E. Fidler, (3) Alan L. Gosule, (4) Leonard F. Helbig, III, (5) Roger W. Kober, (6) Norman P. Leenhouts, (7) Nelson B. Leenhouts, (8) Edward J. Pettinella, (9) Clifford W. Smith, Jr., (10) Paul L. Smith, (11) Thomas S. Summer, (12) Amy L. Tait.

		For	For	Management
2.00	To ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2006.	For	For	Management

Company	Iowa Telecommunications Services,
Ticker:	IWA	Cusip:	462594201
Meeting Date:	6/15/2006	Record Date:	4/25/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Norman C. Frost**, (2) Brian G. Hart*, (3) Kevin R. Hranicka**, (4) Craig A. Lang***, (5) Kendrik E. Packer**.	For	For	Management

*Class I expires in 2008; **Class II expires in 2009;
***Class III expires in 2007.

2.00	Approval and ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2006.	For	For	Management

Company	Lexington Corporate Properties
Ticker:	LXP	Cusip:	529043101
Meeting Date:	5/23/2006	Record Date:	3/24/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) E. Robert Roskind, (2) Richard J. Rouse, (3) T. Wilson Eglin, (4) Geoffrey Dohrmann, (5) Carl D. Glickman, (6) James Grosfeld, (7) Kevin W. Lynch, (8) Stanley R. Perla, (9) Seth M. Zachary.

		For	For	Management
2.00	To ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the year ending December 31, 2006.	For	For	Management
3.00	To transact such other business as may properly come before the 2006 annual meeting, including any adjournment or postponement thereof.	For	For	Management

Company	Liberty Property Trust
Ticker:	LRY	Cusip:	531172104
Meeting Date:	5/18/2006	Record Date:	3/14/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) William P. Hankowsky, (2) David L. Lingerfelt, (3) Jose A. Mejia, (4) John A. Miller.	For	For	Management
2.00	Approval of the proposal to ratify the selection of Ernst & Young LLP as the trust’s independent registered public accounting firm for 2006.	For	For	Management
3.00

Approval of the proposal to amend the trust’s amended and restated share incentive plan, including an amendment to increase the number of shares available for awards thereunder by 1,400,000 shares to 12,826,256 shares.

		For	For	Management

Company	Maguire Properties Inc.
Ticker:	MPG	Cusip:	559775101
Meeting Date:	6/6/2006	Record Date:	4/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Robert F. Maguire III, (2) Lawrence S. Kaplan, (3) Caroline S. McBride, (4) Andrea L. Van De Kamp, (5) Walter L. Weisman, (6) Lewis N. Wolff.	For	For	Management
2.00	Ratification of the selection of KPMG LLP as the company’s independent registered public accounting firm for the year ended December 31, 2006.	For	For	Management

Company	Medical Properties Trust, Inc.
Ticker:	MPW	Cusip:	58463J304
Meeting Date:	5/18/2006	Record Date:	4/12/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Edward K. Aldag, Jr., (2) Virginia A. Clarke, (3) G. Steven Dawson, (4) Bryan L. Goolsby, (5) R. Steven Hamner, (6) Robert E. Holmes, Ph.D., (7) William G. McKenzie, (8) L. Glenn Orr, Jr.

		For	For	Management
2.00	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	4/21/2006	Record Date:	3/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees (1) William K. Doyle (2) Robert D. Paulson (3) Keith P. Russell.	For	For	Management
2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent accountants for the calendar year ending December 31, 2006.	For	For	Management

Company	New Plan Excel Realty Trust, Inc.
Ticker:	NXL	Cusip:	648053106
Meeting Date:	5/16/2006	Record Date:	3/6/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Irwin Engelman, (2) H. Carl McCall, (3) Melvin Newman, (4) Glenn J. Rufrano.	For	For	Management

Company	Newkirk Realty Trust, Inc.
Ticker:	NKT	Cusip:	651497109
Meeting Date:	5/17/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Michael L. Ashner, (2) Peter Braverman, (3) Clifford Broser, (4) Harold First, (5) Richard Frary, (6) Lara Johnson, (7) Isidore Mayrock, (8) Lewis Meltzer, (9) Laura Pomerantz, (10) Miles Stuchin, (11) Steven Zalkind.

		For	For	Management
2.00	Approval of the appointment of auditors as set forth in the accompanying proxy.	For	For	Management

Company	Panamsat Holding Corp.
Ticker:	PA	Cusip:	69831Y105
Meeting Date:	10/26/2005	Record Date:	10/5/2005

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A proposal to approve and adopt the merger agreement dated as of August 28, 2005 by and among Panamsat Holding Corporation, Intelsat (Bermuda) Ltd. and Proton Acquisition Corp.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/16/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Kathleen R. Allen, (2) Donald R. Cameron, (3) William E. Clark, Jr., (4) Roger P. Kuppinger, (5) Thomas A. Lewis, (6) Michael D. McKee, (7) Ronald L. Merriman, (8) Willard H. Smith Jr.

		For	For	Management

Company	Reckson Associates Realty Corp.
Ticker:	RA	Cusip:	75621K106
Meeting Date:	5/25/2006	Record Date:	3/21/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Scott H. Rechler , (2) Michael Maturo, (3) Douglas Crocker II, (4) Elizabeth McCaul, (5) Ronald H. Menaker, (6) Peter Quick, (7) Lewis S. Ranieri, (8) John F. Ruffle, (9) Stanley Steinberg.

		For	For	Management
2.00	To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2006.	For	For	Management

Company	Seaspan Corporation
Ticker:	SSW	Cusip:	Y75638109
Meeting Date:	4/17/2006	Record Date:	3/10/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for the election of the following nominees (1) Kyle Washington (2) David Korbin.	For	For	Management
2.00	Ratification of the appointment of KPMG, LLP, Chartered Accountants, as Seaspan Corporation’s independent auditors for fiscal 2006.	For	For	Management

Company	Sovran Self Storage, Inc.
Ticker:	SSS	Cusip:	84610H108
Meeting Date:	5/18/2006	Record Date:	3/31/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Robert J. Attea, (2) Kenneth F. Myszka, (3) John E. Burns, (4) Michael A. Elia, (5) Anthony P. Gammie, (6) Charles E. Lannon.	For	For	Management
2.00	Ratification of the appointment of Ernst & Young LLP as independent auditors for fiscal year 2006.	For	For	Management

Company	Spirit Finance Corp.
Ticker:	SFC	Cusip:	848568309
Meeting Date:	5/19/2006	Record Date:	3/7/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

Vote for election of the following nominees: (1) Morton H. Fleischer, (2) Christopher H. Volk, (3) Willie R. Barnes, (4) Linda J. Blessing, (5) Dennis E. Mitchem, (6) Paul F. Oreffice, (7) James R. Parish, (8) Kenneth B. Roath, (9) Casey J. Sylla, (10) Shelby Yastrow.

		For	For	Management
2.00	To ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2006.	For	For	Management

Company	Trustreet Properties, Inc.
Ticker:	TSY	Cusip:	898404108
Meeting Date:	6/22/2006	Record Date:	4/3/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Robert A. Bourne, (2) G. Steven Dawson, (3) G. Richard Hostetter, (4) Richard C. Huseman, (5) James H. Kropp, (6) J. Joseph Kruse, (7) Curtis B. McWilliams, (8) James M. Seneff, Jr.

		For	For	Management
2.00	The appointment of Pricewaterhousecoopers LLP as the company’s independent registered certified public accounting firm for the fiscal year ending December 31, 2006.	For	For	Management

Company	United Dominion Realty Trust, Inc.
Ticker:	UDR	Cusip:	910197102
Meeting Date:	5/2/2006	Record Date:	3/17/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00

A vote for election of the following nominees: (1) Katherine A. Cattanach, (2) Eric J. Foss, (3) Robert P. Freeman, (4) Jon A. Grove, (5) James D. Klingbeil, (6) Robert C. Larson, (7) Thomas R. Oliver, (8) Lynne B. Sagalyn, (9) Mark J. Sandler, (10) Thomas W. Toomey, (11) Thomas C. Wajnert.

		For	For	Management
2.00	Proposal to ratify the appointment of Ernst & Young LLP to serve as our independent auditors for the year ending December 31, 2006.	For	For	Management
3.00	Proposal to ratify and approve the 1999 long-term incentive plan.	For	For	Management

Company	Washington Real Estate Investment Trust
Ticker:	WRE	Cusip:	939653101
Meeting Date:	5/26/2006	Record Date:	3/16/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Mr. John M. Derrick Jr., (2) Mr. Charles T. Nason.	For	For	Management
2.00	Declaration of trust amendment increasing the maximum number of trustees that may be elected to the board of eleven trustees.	For	For	Management

Company	Windrose Medical Properties Trust
Ticker:	WRS	Cusip:	973491103
Meeting Date:	5/18/2006	Record Date:	3/20/2006

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor
1.00	A vote for election of the following nominees: (1) Robert L. Bowen, (2) Bruce M. Jacobson, (3) Bryan A. Mills.	For	For	Management
2.00	Approval of the charter amendment.	For	For	Management
3.00	Approval of the amendment and restatement of the 2002 stock incentive plan.	For	For	Management
4.00	Approval of the employee share purchase plan.	For	For	Management
5.00	Ratification of the audit committee’s selection of KPMG LLP as the independent auditors for the fiscal year ending December 31, 2006.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Hospitality and Real Estate Fund

/s/Thomas M. O’Brien	/s/Mark L. Kleifges
Thomas M. O’Brien	Mark L. Kleifges
President	Treasurer

Date: July 25, 2006